Borrowing Arrangements - Equipment Loan and Security Agreement (Details) - TEMPO AUTOMATION INC - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Jan. 29, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 25, 2022	Oct. 31, 2021	Jun. 23, 2021
Borrowing Arrangements
Maximum borrowing capacity							$ 150,000	$ 50
Monthly payment period	42 months
End of term payment fee	$ 200
Additional borrowing available, under certain conditions	3,000
Stated percentage		8.95%
Interest paid		$ 6,902	$ 2,069	$ 3,686	$ 630
Private placement warrants issued		182,500				18,262,167
Exercise price of warrants						$ 2.82	$ 2.82
Equipment Loan And Security Agreement [Member]
Borrowing Arrangements
Maximum borrowing capacity	$ 6,000
Stated percentage	8.95%
Increase in interest rate in event of default	5.00%
Interest paid		$ 100		200
Discount amortization		$ 34		$ 46
Private placement warrants issued	108,000	108,000
Exercise price of warrants	$ 0.94	$ 0.94
Equipment Loan And Security Agreement - Tranche 1 [Member]
Borrowing Arrangements
Maximum borrowing capacity	$ 3,000
Amount drawn	$ 3,000
Monthly payment period	42 months
End of term payment fee	$ 200
Additional borrowing available, under certain conditions	3,000
Equipment Loan And Security Agreement - Tranche 2 [Member]
Borrowing Arrangements
Maximum borrowing capacity	$ 3,000